EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE

18. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per share:

	Years Ended December 31,
	2023	2024	2025
Numerator:
Net income (loss) attributable to Canadian Solar Inc.	$274,187	$36,051	$(104,126)
Cumulative preferred share dividends in subsidiary	—	—	(64,434)
Dilutive effect of convertible notes	5,290	—	—
Net income (loss) attributable to Canadian Solar Inc. — diluted	$279,477	$36,051	$(168,560)
Denominator:
Denominator for basic calculation — weighted average common shares — basic	65,375,084	66,616,400	67,368,537
Diluted effects of share number from RSUs	546,765	323,028	—
Dilutive effects of share number from convertible notes	6,272,157	—	—
Denominator for diluted calculation — weighted average common shares — diluted	72,194,006	66,939,428	67,368,537
Basic earnings per share	$4.19	$0.54	$(2.50)
Diluted earnings per share	$3.87	$0.54	$(2.50)

For the calculation of diluted earnings per share, the effect of the convertible notes and RSUs were excluded for the year ended December 31, 2025, as their inclusion would have been anti-dilutive. The anti-dilutive shares excluded for the periods indicated are summarized below:

	Years Ended December 31,
	2023	2024	2025
RSUs and share options	48,598	241,652	380,886
Convertible notes	—	6,272,157	11,247,002